Note 7 - Short-term Loans Payable	9 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of short-term loans payable [text block]
7.	SHORT-TERM LOANS PAYABLE

	December 31, 2023	March 31, 2023

Loan payable on demand, unsecured with 10% interest per annum and no fixed term	$5,000	$5,000
Loan payable on May 10, 2024, secured, with 11.35% interest per annum	1,133,610	1,143,998
US $50,000 promissory note (Note 5), repaid during the current period (Note 5)	-	67,717
	$1,138,610	$1,216,715

FOREMOST LITHIUM RESOURCE & TECHNOLOGY LTD.
NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in Canadian dollars)
(Unaudited – Prepared by Management)
For the nine months ended December 31, 2023

7.	SHORT-TERM LOANS PAYABLE (cont’d...)

During the year ended March 31, 2023, the Company entered into a loan agreement with a related party to borrow $1,145,520, inclusive of a prior advance of $145,520 (collectively, the “Loan”), included in short-term loans payable, with Jason Barnard, CEO, and Christina Barnard, COO, of the Company.  The Loan accrues interest at a rate of 11.35% (amended on May 1, 2023 from 8.35%), payable monthly, and matures on May 10, 2024 (amended from May 10, 2023). The Loan is secured against all of the assets of the Company. The Company incurred and paid an aggregate of $94,191 (2022 - $45,134) in interest on the Loan during the period ended December 31, 2023.